Label	Element	Value
Direxion Daily Municipal Bond Taxable Bear 1X Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001424958_SupplementTextBlock

DIREXION SHARES ETF TRUST

Direxion Daily Municipal Bond Taxable Bear 1X Shares

Supplement dated September 27, 2016 to the

Prospectus and Statement of Additional Information (“SAI”)

each dated February 29, 2016, as last supplemented June 13, 2016

Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily Municipal Bond Taxable Bear 1X Shares
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective September 30, 2016, Rafferty Asset Management, LLC (“Rafferty”), investment adviser to the Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares, Direxion Daily Corporate Bond Bear 1X Shares, Direxion Daily Municipal Bond Taxable Bear 1X Shares, Direxion Daily Small Cap Bear 1X Shares and the Direxion Daily Total Bond Market Bear 1X Shares, each a series of the Direxion Shares ETF Trust (each a “Fund” and collectively, the “Funds”), has agreed to a reduce the Management Fee for each Fund from 0.45% to 0.35%.

In addition, Rafferty has contractually agreed to waive all or a portion of its Management Fee and/or to reimburse the Funds for “Other Expenses” through September 1, 2018, to the extent that a Fund’s Total Annual Fund Operating Expenses exceed 0.45% of the Fund’s daily net assets, pursuant to the Operating Expense Limitation Agreement as described below and in the Funds’ Prospectus.

Furthermore, as of September 30, 2016, the “Annual Fund Operating Expenses” table and corresponding “Expense Example” appearing in the summary section of the Prospectus for the Direxion Daily Corporate Bond Bear 1X Shares, Direxion Daily Municipal Bond Taxable Bear 1X Shares and Direxion Daily Small Cap Bear 1X Shares under the heading “Fees and Expenses of the Fund” are hereby replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 01, 2018
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	For more information, please contact the Fund at (866) 476-7523. * * * * * Please retain a copy of this Supplement with your Prospectus and SAI.
Direxion Daily Municipal Bond Taxable Bear 1X Shares | Direxion Daily Municipal Bond Taxable Bear 1X Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component3OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Expense Cap/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	rr_NetExpensesOverAssets	0.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 194

[1]	Other Expenses and Acquired Fund Fees and Expenses are estimated for the Fund's current fiscal year.
[2]	Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2018, to the extent that the Fund's Total Annual Fund Operating Expenses exceed 0.45% of the Fund's daily net assets (excluding, as applicable, among other expenses, any front-end or contingent deferred sales loads, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund). Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.